Cost of revenue from services (Details) - USD ($)	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Cost of revenue from services [Abstract]
Personnel expenses	$ 8,156,810	$ 6,503,679
Rental expenses	889,673	824,015
Purchased services	351,994	597,676
Commissions (including $0, and $418,232 to related party for the six months ended June 30, 2025, and 2026, respectively, Note 3(a))	2,267,390	395,625
Other expenses	2,343,784	2,183,586
Total cost of revenue from services	14,009,651	10,504,581
Commissions to related party	$ 418,232	$ 0